Income Tax / Deferred Tax - Tax (Expense) / Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 5,329	$ 1,824	$ 599
Total	(5,329)	(1,824)	(599)
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(2,603)	(1,282)	(98)
Deferred	(1,511)	(360)	(864)
Total	(4,114)	(1,642)	(962)
Total	4,114	1,642	962
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	1	(45)	0
Deferred	5	7	(77)
Total	6	(38)	(77)
Total	(6)	38	77
Paraguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(206)	(54)	(102)
Deferred	(373)	(90)	(100)
Total	(579)	(144)	(202)
Total	579	144	202
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	0	0	0
Deferred	(642)	0	642
Total	(642)	0	642
Total	$ 642	$ 0	$ (642)